NUVEEN GLOBAL TACTICAL OPPORTUNITIES PLUS FUND

SUPPLEMENT DATED AUGUST 29, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

Walter A. French has announced that he will retire from Nuveen Asset Management, LLC on September 30, 2014. He will continue to act as a portfolio manager for Nuveen Global Tactical Opportunities Plus Fund (the “Fund”) until that time.

David A. Friar, Keith B. Hembre and Derek B. Bloom will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GTOPSP2-0814P

NUVEEN GLOBAL TACTICAL OPPORTUNITIES PLUS FUND

SUPPLEMENT DATED AUGUST 29, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2014

Walter A. French has announced that he will retire from Nuveen Asset Management, LLC on September 30, 2014. He will continue to act as a portfolio manager for Nuveen Global Tactical Opportunities Plus Fund (the “Fund”) until that time.

David A. Friar, Keith B. Hembre and Derek B. Bloom will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GTOPSAI2-0814P